                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07109

Morgan Stanley Insured Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2003

Date of reporting period: October 31, 2003

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Insured Municipal Securities performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust's financial statements and a list of Trust investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Trust will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust.

Fund Report
For the year ended October 31, 2003

Market Conditions

Over the past 12 months the tone of the U.S. economy shifted from weak to accelerating growth culminating in 8.2 percent GDP growth in the third quarter of 2003. One of the most closely watched economic indicators, employment strength, was in negative territory for much of the period. Repeated comments from government and private sector economists suggesting that the U.S. economy might be entering a deflationary period also weighed heavily on investors during much of the year. At the same time, ongoing budgetary and fiscal difficulties at the state and local levels contributed to ratings downgrades for many municipal bonds. The Federal Reserve Board attempted to allay these fears and keep the economy moving forward by cutting the federal funds target rate twice to a level of 1.0 percent.

The uncertain economic climate had an effect on the municipal bond market. While yields on intermediate- and long-term bonds ended the period roughly where they began, the road between those two points was decidedly bumpy. The 12-month period can be divided into two distinct market environments. The first, which lasted from October 2002 to mid-June 2003, saw municipal yields fall by roughly 75 basis points to levels not seen since the late 1960s. Plummeting yields led to a surge in issuance as municipalities moved to lock in new low financing rates and, in the case of older bonds, low refinancing costs. Record levels of supply met with strong demand by investors in search of tax-exempt income to offset low money market rates. Also, the relatively attractive yield of municipal bonds versus Treasuries created demand from institutional taxable investors who "crossed-over" to purchase municipals.

The municipal market reversed abruptly in mid-June, when yields began to climb from their lows and investors shifted their attention to the improving equity market. Participation from cross-over investors also evaporated as taxable yields rose faster than those of tax-exempts. Issuance remained strong through July, but declined over the last three months as yields rose. These forces combined to push municipal-bond yields above their historic lows, ending the fiscal year near where they began.

Performance Analysis

The net asset value (NAV) of Morgan Stanley Insured Municipal Securities (IMS) decreased from $15.81 to $15.52 per share for the fiscal year ended October 31, 2003. Based on this change plus reinvestment of tax-free dividends totaling $0.6925 per share and a long-term capital gain distribution of $0.3928 per share, the Trust's total NAV return was 5.86 percent. IMS's value on the New York Stock Exchange (NYSE) decreased from $14.29 to $14.27 per share during the same period. Based on this change plus reinvestment of tax-free dividends, the Trust's total market return was 7.69 percent. On October 31, 2003, IMS's NYSE market price was at an 8.05 percent discount to its NAV. Past performance is no guarantee of future results.

Monthly dividends for the fourth quarter of 2003 were declared in September. Beginning with the October payment the monthly payment increased from $0.0575 to $0.06 per share. The new dividend reflects the level of the Trust's undistributed net investment income and projected earnings power. The Trust's level of undistributed net investment income was $0.143 per share on October 31, 2003 versus $0.116 per share as of October 31, 2002.

From a strategic point of view, with interest rates at multi-decade lows, we also became increasingly concerned that the next significant shift in interest rates might be upward. As a result, we began to establish a hedge position by selling Treasury futures to reduce the portfolio's duration (a measure of interest rate sensitivity). This allowed us to maintain an average maturity target range of 20 years in order to take advantage of the steepness of the municipal yield curve. Nevertheless, market yields on new investments were lower than the book yields on portfolio holdings called for redemption. The portfolio's duration was 7.3 years. We continued to emphasize revenue bonds in sectors tied to reliable income streams from essential services such as municipal electric, transportation and water and sewer. As of October 31, 2003, the Trust's net assets of $117 million were diversified across 48 credits in 13 long-term sectors.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the 12-month period ended October 31, 2003, the Trust purchased and retired 246,600 shares of common stock at a weighted average market discount of 7.93 percent.

LARGEST SECTORS
Electric	16.1%
Water & Sewer	15.7
Transportation	14.4
General Obligation	11.5
Hospital	11.1

CREDIT ENHANCEMENTS
Ambac	33.1%
MBIA	24.7
FGIC	18.6
FSA	18.2
Connie Lee	2.7
XLCA	2.7

Subject to change daily. Largest sectors and credit enhancements percentages are as a percentage of total long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Results of Annual Shareholder Meeting

On June 17, 2003, an annual meeting of the Trust's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

(1) Election of Trustees:

Wayne E. Hedien
For:	6,255,812
Withheld:	92,927
Dr. Manuel H. Johnson
For:	6,255,820
Withheld:	92,919

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Charles A. Fiumefreddo, Edwin J. Garn, James F. Higgins, Michael E. Nugent and Philip J. Purcell.

As of July 31, 2003, the following are now serving as Trustees: Joseph J. Kearns and Fergus Reid.

Distribution by Maturity
(% of Long-Term Portfolio)

Weighted Average Maturity: 19 Years

Portfolio structure is subject to change.

Geographic Summary of Investments
Based on Market Value as a Percent of Total Investments

Alabama	2.7%
Alaska	3.6
Arizona	1.4
California	5.7
Colorado	2.8
District of Columbia	1.8
Florida	9.9
Georgia	2.7%
Hawaii	3.5
Illinois	8.6
Indiana	2.7
Kansas	0.9
Louisiana	0.2
Massachusetts	5.3
Michigan	3.6%
Missouri	2.8
Nevada	2.2
New Jersey	2.6
New York	8.3
Ohio	3.6
Pennsylvania	1.8
South Carolina	4.6%
Texas	12.7
Virginia	3.6
Washington	2.4
Total	100.0%

Call and Cost (Book) Yield Structure

Years Bonds Callable—Weighted Average Call Protection:   7 years

(Based on Long-Term Portfolio) As of 10/31/03

Cost (Book) Yield(b)—Weighted Average Book Yield:   5.3%

(Based on Long-Term Portfolio) As of 10/31/03

(a)	May include issues callable in previous years.
(b)	Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Trust's operating expenses. For example, the Trust is earning a book yield of 5.9% on 6% of the long-term portfolio that is callable in 2003. Portfolio structure is subject to change.

Morgan Stanley Insured Municipal Securities

Portfolio of Investments October 31, 2003

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (96.3%)
	General Obligation (11.0%)
$1,000	Honolulu City & County, Hawaii, ROLS RR II R 237-3 (MBIA)	9.41%	‡	03/01/26	$1,068,460
1,500	Community Unit School District 200, Illinois, Wheaton Warrenville Ser 2003 C (FSA)	5.25		10/01/22	1,573,230
3,500	Illinois, First Ser 2002 (MBIA)	5.375		07/01/21	3,722,705
2,000	New Albany - Floyd County School Building Corporation, Indiana, Ser 2002 (FGIC)	5.125		01/15/27	2,033,420
4,000	Houston, Texas, Refg Ser 2000 (FSA)	5.75		03/01/17	4,501,240
12,000					12,899,055
	Educational Facilities Revenue (5.4%)
2,000	District of Columbia, National Academy of Sciences Ser 1999 A (Ambac)	5.00		01/01/19	2,063,040
2,000	New York State Dormitory Authority, Fordham University Ser 1994 (FGIC)	5.50		07/01/23	2,088,300
1,000	Ohio State University, General Receipts Ser 1999 (FSA)	5.25		12/01/19	1,070,910
1,000	Southwest Higher Education Authority, Texas, Southern Methodist University Ser 2002 (Ambac)	5.50		10/01/18	1,092,710
6,000					6,314,960
	Electric Revenue (15.5%)
4,000	Anchorage, Alaska, Refg Ser 1993 (MBIA)	6.20		12/01/13	4,096,199
3,500	Southern California Public Power Authority, Mangolia Power Ser A 2003 (Ambac)	5.00		07/01/21	3,621,870
2,020	Municipal Electric Power Authority of Georgia, Power Ser EE (Ambac)	6.00		01/01/22	2,074,399
2,000	Piedmont Municipal Power Agency, South Carolina, Refg Ser 1993 (MBIA)	5.375		01/01/25	2,129,620
3,000	South Carolina Public Service Authority, 2003 Refg Ser A (Ambac)	5.00		01/01/21	3,094,980
3,000	Bedford, Virginia, Hydro Ser 1994 (Ambac)	5.25		06/01/25	3,102,240
17,520					18,119,308
	Hospital Revenue (10.7%)
3,000	Morgan County - Decatur Health Care Authority, Alabama, Decatur General Hospital Ser 1994 (Connie Lee)	6.375		03/01/24	3,109,920
3,000	Volusia County Health Facilities Authority, Florida, Memorial Health Refg & Impr Ser 1994 (Ambac)	5.75		11/15/20	3,178,020

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Portfolio of Investments October 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$3,000	Massachusetts Health & Educational Facilities Authority, Lahey Clinic Medical Center Ser B (MBIA)	5.375%	07/01/23	$3,069,210
3,000	New York City Health & Hospitals Corporation, New York, Health System 2003 Ser (Ambac)†	5.25	02/15/21	3,164,400
12,000				12,521,550
	Industrial Development/Pollution Control Revenue (2.6%)
3,000	Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc Refg Ser 2003 B (AMT) (XLCA)	5.00	12/01/22	2,988,900
	Mortgage Revenue – Multi-Family (2.5%)
2,840	Los Angeles Community Redevelopment Agency, California, Refg Ser 1994 A (Ambac)	6.55	01/01/27	2,921,167
	Mortgage Revenue – Single Family (0.8%)
945	Virginia Housing Development Authority, Commonwealth 2001 Ser J (MBIA)	5.20	07/01/19	976,412
	Public Facilities Revenue (7.6%)
4,000	Broward County School Board, Florida, Ser 2001 A COPs (FSA)	5.00	07/01/26	4,041,760
1,700	Jacksonville, Florida, Excise Tax, Refg Ser 2002 (AMT) (MBIA)	5.25	10/01/20	1,752,955
2,000	Michigan Municipal Bond Authority, Ser 1994 A (FGIC)	6.00	12/01/13	2,140,100
910	Kansas City School District, Missouri, Elementary School Project Refg Ser 2003 B (FGIC)	5.00	02/01/14	988,242
8,610				8,923,057
	Recreational Facilities Revenue (5.0%)
2,000	Florida Department of Environmental Protection, Preservation 2000 Ser 1999 A (FGIC)	5.25	07/01/13	2,189,460
1,000	Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)	5.25	12/01/32	1,030,270
2,500	Metropolitan Pier & Exposition Authority, Illinois, McCormick Place Ser 2002 A (MBIA)	5.25	06/15/42	2,558,825
5,500				5,778,555
	Resource Recovery Revenue (2.6%)
2,750	Massachusetts Development Finance Agency, SEMASS Ser 2001 A (MBIA)	5.625	01/01/16	3,050,053
	Transportation Facilities Revenue (13.9%)
1,500	Phoenix Civic Improvement Corporation, Arizona, Sr Lien Airport Ser 2002 B (AMT) (FGIC)	5.75	07/01/18	1,617,600
3,000	Denver City & County, Colorado, Airport Refg Ser 2000 A (AMT) (Ambac)	6.00	11/15/18	3,257,550

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Portfolio of Investments October 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$1,000	Atlanta, Georgia, Airport Ser 1994 B (AMT) (Ambac)	6.00%		01/01/21	$1,027,350
2,000	Chicago, Illinois, O'Hare Int'l Airport Passenger Fee Ser 2001 A (AMT) (Ambac)	5.375		01/01/32	2,041,580
3,000	New Jersey Turnpike Authority Ser 2003 A (FGIC)	5.00		01/01/27	3,038,820
2,000	Metropolitan Transportation Authority, New York, State Service Contract Ser 2002 A (MBIA)	5.50		01/01/19	2,188,640
3,000	Dallas Area Rapid Transportation, Texas, Ser 2001 (Ambac)	5.00		12/01/26	3,019,710
15,500					16,191,250
	Water & Sewer Revenue (15.1%)
200	Lee County, Florida, Water & Sewer 1999 Ser A (Ambac)	4.75		10/01/23	199,992
1,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Ser 2002 A (MBIA)	5.50		07/01/19	1,086,750
1,000	Kansas Development Finance Authority, Public Water Supply Ser 2000-2 (Ambac)	5.50		04/01/21	1,083,190
2,000	Detroit, Michigan, Water Supply Sr Lien Ser 2001 A (FGIC)	5.00		07/01/30	2,011,260
2,500	Truckee Meadows Water Authority, Nevada, Ser 2001 A (FSA)	5.125		07/01/30	2,526,650
2,000	Toledo, Ohio, Waterworks Impr & Refg Ser 1999 (FGIC)	4.75		11/15/17	2,066,080
	Houston, Texas, Water & Sewer
2,500	Jr Lien Refg Ser 2001 A (FSA)	5.50		12/01/16	2,776,500
1,000	Jr Lien Refg Ser 2002 B (Ambac)	5.75		12/01/16	1,139,590
2,000	San Antonio, Texas, Water & Refg Ser 2002 (FSA)	5.00		05/15/28	2,009,060
2,600	King County, Washington, Sewer Refg 2001 (FGIC)	5.125		01/01/20	2,706,808
16,800					17,605,880
	Other Revenue (3.6%)
2,000	New York City Transitional Finance Authority, New York, Ser D 2003 (MBIA)	5.25		02/01/20	2,134,160
2,000	Philadelphia, Pennsylvania, Gas Works Second Ser 1998 (FSA)	5.00		07/01/23	2,024,740
4,000					4,158,900
107,465	Total Tax-Exempt Municipal Bonds (Cost $106,837,784)				112,449,047
	Short-Term Tax-Exempt Municipal Obligations (2.1%)
200	East Baton Rouge Parish, Louisiana, Exxon Corp. Ser 1993 (Demand 11/03/03)	1.10	*	03/01/22	200,000
2,200	Missouri Health & Educational Facilities Authority, Cox Health Ser 1997 (MBIA) (Demand 11/03/03)	1.15	*	06/01/15	2,200,000
2,400	Total Short-Term Tax-Exempt Municipal Obligations (Cost $2,400,000)				2,400,000

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Portfolio of Investments October 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
$109,865	Total Investments (Cost $109,237,784) (a) (b)	98.4%	$114,849,047
	Other Assets in Excess of Liabilities	1.6	1,918,367
	Net Assets Applicable to Common Shareholders	100.0%	$116,767,414

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
ROLS	Reset Option Longs.
†	A portion of this security has been physically segregated in connection with open futures contracts.
‡	Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related security changes.
*	Current coupon of variable rate demand obligation.
(a)	Securities have been designated as collateral in an amount equal to $22,932,341 in connection with the open futures contracts.
(b)	The aggregate cost for federal income tax purposes is $109,106,981. The aggregate gross unrealized appreciation is $5,764,457 and the aggregate gross unrealized depreciation is $22,391, resulting in net unrealized appreciation of $5,742,066.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
Connie Lee	Connie Lee Insurance Company – a wholly owned subsidiary of Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

Futures Contracts Open at October 31, 2003:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
150	Short	U.S. Treasury Note 5 Yr December/2003	$(16,771,875)	$(385,068)
70	Short	U.S. Treasury Note 10 Yr December/2003	(7,860,782)	(261,052)
	Total unrealized depreciation			$(646,120)

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Financial Statements

Statement of Assets and Liabilities

October 31, 2003

Assets:
Investments in securities, at value (cost $109,237,784)	$114,849,047
Cash	113,751
Receivable for:
Interest	1,943,080
Investment sold	55,953
Prepaid expenses	3,292
Total Assets	116,965,123
Liabilities:
Payable for:
Investment management fee	39,171
Common shares of beneficial interest repurchased	22,869
Variation margin	49,843
Accrued expenses	85,826
Total Liabilities	197,709
Preferred shares of beneficial interest (1,000,000 shares authorized of non-participating $.01 par value, none issued)	—
Net Assets Applicable to Common Shareholders	$116,767,414
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares authorized of $.01 par value, 7,521,615 shares outstanding)	$107,971,302
Net unrealized appreciation	4,965,143
Accumulated undistributed net investment income	1,077,035
Accumulated undistributed net realized gain	2,753,934
Net Assets Applicable to Common Shareholders	$116,767,414
Net Asset Value Per Common Share ($116,767,414 divided by 7,521,615 common shares outstanding)	$15.52

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Financial Statements continued

Statement of Operations

For the year ended October 31, 2003

Net Investment Income:
Interest Income	$6,003,723
Expenses
Investment management fee	418,931
Professional fees	48,590
Transfer agent fees and expenses	41,358
Shareholder reports and notices	22,575
Trustees' fees and expenses	17,775
Registration fees	12,995
Custodian fees	10,146
Other	14,478
Total Expenses	586,848
Less: expense offset	(10,065)
Net Expenses	576,783
Net Investment Income	5,426,940
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments	2,003,147
Futures contracts	832,277
Net Realized Gain	2,835,424
Net Change in Unrealized Appreciation on:
Investments	(1,815,316)
Futures contracts	(646,120)
Net Depreciation	(2,461,436)
Net Gain	373,988
Net Increase	$5,800,928

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2003	FOR THE YEAR ENDED OCTOBER 31, 2002
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$5,426,940	$5,807,628
Net realized gain	2,835,424	3,041,589
Net change in unrealized appreciation	(2,461,436)	(2,389,567)
Net Increase	5,800,928	6,459,650
Dividends and Distributions to Common Shareholders from:
Net investment income	(5,309,851)	(5,644,963)
Net realized gain	(3,046,959)	(1,747,949)
Total Dividends and Distributions	(8,356,810)	(7,392,912)
Decrease from transactions in common shares of beneficial interest	(3,529,650)	(2,906,102)
Net Decrease	(6,085,532)	(3,839,364)
Net Assets Applicable to Common Shareholders:
Beginning of period	122,852,946	126,692,310
End of Period
(Including accumulated undistributed net investment income $1,077,035 and $903,065, respectively)	$116,767,414	$122,852,946

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Notes to Financial Statements October 31, 2003

1.   Organization and Accounting Policies

Morgan Stanley Insured Municipal Securities (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on October 14, 1993 and commenced operations on February 28, 1994.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D.   Federal Income Tax Policy — It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Insured Municipal Securities

Notes to Financial Statements October 31, 2003 continued

E.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

F.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Trust pays a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

3.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2003 aggregated $34,730,190 and $40,604,785, respectively. Included in the aforementioned transactions are purchases and sales of $6,133,620 and $6,056,660, respectively, with other Morgan Stanley funds, including a net realized loss of $180,636.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At October 31, 2003, the Trust had transfer agent fees and expenses payable of approximately $3,300.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,793. At October 31, 2003, the Trust had an accrued pension liability of $39,120 which is included in accrued expenses in the Statement of Assets and Liabilities.

4.   Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The preferred shares have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

Morgan Stanley Insured Municipal Securities

Notes to Financial Statements October 31, 2003 continued

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

As of October 31, 2003, there were no preferred shares outstanding.

5.   Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	SHARES	PAR VALUE	CAPITAL PAID IN EXCESS OF PAR VALUE
Balance, October 31, 2001	7,966,615	$79,666	$114,250,861
Treasury shares purchased and retired (weighted average discount 6.05%)*	(198,400)	(1,984)	(2,904,118)
Reclassification due to permanent book/tax differences	—	—	51,921
Balance, October 31, 2002	7,768,215	77,682	111,398,664
Treasury shares purchased and retired (weighted average discount 7.93%)*	(246,600)	(2,466)	(3,527,184)
Reclassification due to permanent book/tax differences	—	—	24,606
Balance, October 31, 2003	7,521,615	$75,216	$107,896,086

*    The Trustees have voted to retire the shares purchased.

6. Dividends to Common Shareholders

On September 23, 2003, the Trust declared the following dividends from net investment income:

AMOUNT PER SHARE	RECORD DATE	PAYABLE DATE
$0.06	November 7, 2003	November 21, 2003
$0.06	December 5, 2003	December 19, 2003

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

Morgan Stanley Insured Municipal Securities

Notes to Financial Statements October 31, 2003 continued

8.   Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At October 31, 2003, the Trust held positions in residual interest bonds having a total value of $1,068,460, which represents 0.9% of the Trust's net assets applicable to common shareholders.

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities.

At October 31, 2003, the Trust had outstanding futures contracts.

9.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2003	FOR THE YEAR ENDED OCTOBER 31, 2002
Tax-exempt income	$5,309,851	$5,644,963
Long-term capital gains	3,046,959	1,747,949
Total distributions	$8,356,810	$7,392,912

Morgan Stanley Insured Municipal Securities

Notes to Financial Statements October 31, 2003 continued

As of October 31, 2003, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income	$803,890
Undistributed ordinary income	181,462
Undistributed long-term gains	2,107,814
Net accumulated earnings	3,093,166
Temporary differences	(39,120)
Net unrealized appreciation	5,742,066
Total accumulated earnings	$8,796,112

As of October 31, 2003, the Trust had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities and mark-to-market of open futures contracts and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Trust. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged $81,487, paid-in-capital was credited $24,606 and accumulated undistributed net investment income was credited $56,881.

Morgan Stanley Insured Municipal Securities

Financial Highlights

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2003		2002		2001	2000	1999
Selected Per Share Data:
Net asset value, beginning of period	$15.81		$15.90		$15.16	$14.60	$16.09
Income (loss) from investment operations:
Net investment income*	0.71		0.74		0.78	0.78	0.78
Net realized and unrealized gain (loss)	0.04		0.09		0.72	0.47	(1.33)
Total income (loss) from investment operations	0.75		0.83		1.50	1.25	(0.55)
Less dividends and distributions from:
Net investment income	(0.69)		(0.72)		(0.78)	(0.79)	(0.78)
Net realized gain	(0.39)		(0.22)		(0.01)	—	(0.19)
Total dividends and distributions	(1.08)		(0.94)		(0.79)	(0.79)	(0.97)
Anti-dilutive effect of acquiring treasury shares*	0.04		0.02		0.03	0.10	0.03
Net asset value, end of period	$15.52		$15.81		$15.90	$15.16	$14.60
Market value, end of period	$14.27		$14.29		$15.03	$13.563	$12.625
Total Return†	7.69%		1.38%		17.03%	14.10%	(10.80)%
Ratios to Average Net Assets:
Total expenses (before expense offset)	0.49	% (1)	0.49	% (1)	0.48%	0.48%	0.49	%(1)
Net investment income	4.55%		4.73%		4.99%	5.28%	5.04%
Supplemental Data:
Net assets applicable to common shareholders, end of period, in thousands	$116,767		$122,853		$126,692	$123,882	$126,281
Portfolio turnover rate	30%		21%		22%	7%	17%

*	The per share amounts were computed using an average number of common shares outstanding during the period.
†	Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1)	Does not reflect the effect of expense offset of 0.01%.

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Independent Auditors' Report

To the Shareholders and Board of Trustees of
Morgan Stanley Insured Municipal Securities:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Insured Municipal Securities (the "Trust"), including the portfolio of investments, as of October 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Insured Municipal Securities as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 15, 2003

2003 Federal Tax Notice (unaudited)

During the year ended October 31, 2003, the Trust paid to its shareholders $0.69 per share from tax-exempt income. For the year ended October 31, 2003, the Trust paid to its shareholders $0.39 per share from long-term capital gains.

Morgan Stanley Insured Municipal Securities

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (62) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since April 1994	Retired; Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	211	Director of Weirton Steel Corporation.
Edwin J. Garn (71) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	211	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (69) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	211	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Insured Municipal Securities

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (54) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Chairman of the Audit Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2003); Senior Partner, Johnson Smick International, Inc., a consulting firm; Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	211	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (61) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); President, Kearns & Associates LLC (investment consulting); formerly CFO of the J. Paul Getty Trust.	212	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (67) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	Chairman of the Insurance Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2001); General Partner of Triumph Capital, L.P., a private investment partnership; formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	211	Director of various business organizations.
Fergus Reid (71) 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of the Governance Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 2003) and the Institutional Funds (since June 1992); Chairman of Lumelite Plastics Corporation.	212	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Morgan Stanley Insured Municipal Securities

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (70) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds and the TCW/DW Term Trust 2003 (until September 2002).	211	None
James F. Higgins (55) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	211	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).
Philip J. Purcell (60) 1585 Broadway New York, NY	Trustee	Since April 1994	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since April 1994) and the Institutional Funds (since July 2003); Chairman of the Board of Directors and Chief Executive Officer of Morgan Stanley and Morgan Stanley DW Inc.; Director of the Distributor; Chairman of the Board of Directors and Chief Executive Officer of Novus Credit Services Inc.; Director and/or officer of various Morgan Stanley subsidiaries.	211	Director of American Airlines, Inc. and its parent company, AMR Corporation.

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP).

Morgan Stanley Insured Municipal Securities

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (50) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman, Chief Executive Officer and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President Morgan Stanley Investments LP (since February 2003); President of the Institutional Funds (since July 2003) and President of the Retail Funds and TCW/DW Term Trust 2003 (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Ronald E. Robison (64) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.; Managing Director of Morgan Stanley & Co. Incorporated; Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003); and the TCW/DW Term Trust 2003 (since April 2003); previously President of the Institutional Funds (March 2001-July 2003) and Director of the Institutional Funds (March 2001-July 2003).
Barry Fink (48) 1221 Avenue of the Americas New York, NY	Vice President and General Counsel	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW; Chief Legal Officer of Morgan Stanley Investments LP (since July 2002); Vice President of the Institutional Funds (since July 2003); Vice President and Secretary of the Distributor; previously Secretary of the Retail Funds (February 1997-July 2003); previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Joseph J. McAlinden (60) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager, Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Stefanie V. Chang (36) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. and Morgan Stanley Investment Management Inc. and Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

Morgan Stanley Insured Municipal Securities

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis J. Smith (38) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously Vice President of the Retail Funds (September 2002-July 2003); previously Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (36) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Vice President of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

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Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

© 2003 Morgan Stanley

38620RPT-00-13049L03-OP-12/03	MORGAN STANLEY FUNDS
Morgan Stanley Insured Municipal Securities Annual Report October 31, 2003

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1) The Trust's Code of Ethics is attached hereto as Exhibit A.

     (2) Not applicable.

     (3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Applicable only for reports covering fiscal years ending on or after December
15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October
31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

The Trust invests in exclusively non-voting securities and therefore this item is not applicable.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                       2

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 18, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 18, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 18, 2003

                                       3

                                                                    EXHIBIT 10 A

           CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL
                                    OFFICERS
                              ADOPTED JULY 31, 2003

I.   This Code of Ethics (the "Code") for the investment companies within the
     Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer,
     President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in
     Exhibit B) for the purpose of promoting:

     o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o    compliance with applicable laws and governmental rules and regulations;

     o    prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o    accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

                                       4

II.  COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF
     INTEREST

     OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

     Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example,
Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" (as defined in the Investment Company Act)
of the Fund. The Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this
Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the
Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

     Each Covered Officer must not:

     o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby

                                       5

          the Covered Officer would benefit personally (directly or indirectly)
          to the detriment of the Fund;

     o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

     o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

     Each Covered Officer must, at the time of signing this Code, report to the
General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

     Conflict of interest situations should always be approved by the General
Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

     o    service or significant business relationships as a director on the board of any public or private company;

     o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

     o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

     o    a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. DISCLOSURE AND COMPLIANCE

     o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
          Funds;

                                       6

     o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

     o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the
          Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

     o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.  REPORTING AND ACCOUNTABILITY

     Each Covered Officer must:

     o    upon adoption of the Code (thereafter as applicable, upon becoming a
          Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

     o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

     o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

     o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this
          Code.

     The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers1 sought by a Covered Officer must be considered by the Board of the relevant Fund or Funds.

     The Funds will follow these procedures in investigating and enforcing this
Code:

     o    the General Counsel will take all appropriate action to investigate any potential violations reported to him;

--------
1    Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       7

     o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

     o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

     o    if the directors/trustees/managing general partners who are not
          "interested persons" as defined by the Investment Company Act (the
          "Independent Directors/Trustees/Managing General Partners") of the
          relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

     o    the Independent Directors/Trustees/Managing General Partners of the
          relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

     o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.   OTHER POLICIES AND PROCEDURES

     This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.  AMENDMENTS

     Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII. CONFIDENTIALITY

                                       8

     All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly.
Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing
General Partners of the relevant Fund or Funds and their counsel, the relevant
Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       9

VIII. INTERNAL USE

     The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

---------------------------

Date:
     ----------------------

                                       10

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       11

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Barry Fink

                                       12

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

I have reviewed this report on Form N-CSR of Morgan Stanley Insured Municipal
Securities;

1.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

2.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

3.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

4.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       13

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  December 18, 2003

                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       14

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

I have reviewed this report on Form N-CSR of Morgan Stanley Insured Municipal
Securities;

5.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

6.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

7.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

8.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       15

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  December 18, 2003

                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                                       16

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Insured Municipal Securities

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended October 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 18, 2003                              /s/ Ronald E. Robison
                                                     ---------------------------
                                                     Ronald E. Robison
                                                     Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Insured Municipal Securities and will be retained by
Morgan Stanley Insured Municipal Securities and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       17

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Insured Municipal Securities

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended October 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 18, 2003                              /s/ Francis Smith
                                                     ----------------------
                                                     Francis Smith
                                                     Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Insured Municipal Securities and will be retained by
Morgan Stanley Insured Municipal Securities and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       18